Securities - Summary of Securities Available for Sale Sold (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Available-for-sale Securities [Abstract]
Proceeds received from sale	$ 60,369
Gross Gains on sale	$ 195